Income taxes (Narrative) (Details) - 12 months ended Jan. 31, 2015 - USD ($)	Total
Income Taxes 1	$ 1,390,000
Income Taxes 2	730,000
Income Taxes 3	$ 26,000,000
Income Taxes 4	50.00%